T. ROWE PRICE DYNAMIC GLOBAL BOND FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.4%
Government Bonds 0.4%
Republic of Argentina, FRN, ABPP + 0.00%, 50.576%, 6/21/20	1,324,968,000	10,319
Republic of Argentina, STEP, 3.75%, 12/31/38 (USD)	13,490,000	4,092
Total Argentina (Cost $26,550)		14,411

AUSTRALIA 0.5%
Government Bonds 0.5%
Commonwealth of Australia, 3.00%, 3/21/47	23,700,000	18,876
Total Australia (Cost $17,057)		18,876

BRAZIL 5.0%
Corporate Bonds 0.1%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1)	2,795,000	2,182
		2,182
Government Bonds 4.9%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 8/15/50	55,199,513	13,108
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27	818,750,000	178,484
		191,592
Total Brazil (Cost $221,377)		193,774

CHILE 4.8%
Corporate Bonds 0.2%
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD) (1)	11,410,000	9,040
		9,040
Government Bonds 4.6%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	98,200,000,000	125,471
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1)	41,315,000,000	52,924
		178,395
Total Chile (Cost $226,286)		187,435

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CHINA 1.8%
Corporate Bonds 1.5%
China Development Bank, 4.24%, 8/24/27	294,600,000	44,543
Shanghai Electric Group Global Investment, 2.65%, 11/21/24
(USD)	13,800,000	14,053
		58,596
Government Bonds 0.3%
People's Republic of China, 3.25%, 11/22/28	67,100,000	9,862
People's Republic of China, 3.52%, 5/4/27	15,500,000	2,312
		12,174
Total China (Cost $70,128)		70,770

CYPRUS 2.0%
Government Bonds 2.0%
Republic of Cyprus, 2.375%, 9/25/28	7,887,000	9,556
Republic of Cyprus, 2.75%, 2/26/34	7,275,000	9,304
Republic of Cyprus, 2.75%, 5/3/49	25,964,000	35,261
Republic of Cyprus, 3.875%, 5/6/22	12,144,000	14,264
Republic of Cyprus, 4.25%, 11/4/25	8,432,000	10,984
Total Cyprus (Cost $80,217)		79,369

EGYPT 0.5%
Government Bonds 0.5%
Arab Republic of Egypt Treasury Bills, 13.798%, 6/2/20	34,225,000	2,136
Arab Republic of Egypt Treasury Bills, 14.15%, 6/9/20	8,150,000	510
Arab Republic of Egypt Treasury Bills, 14.85%, 6/16/20	262,000,000	16,344
Total Egypt (Cost $18,496)		18,990

FRANCE 0.5%
Corporate Bonds 0.5%
RCI Banque, 2.25%, 3/29/21	16,000,000	17,663

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Ypso Finance Bis, 4.00%, 2/15/28 (1)	3,780,000	3,460
Total France (Cost $23,994)		21,123
GERMANY 0.3%
Corporate Bonds 0.3%
Kreditanstalt Fuer Wiederaufbau, 3.125%, 12/15/21 (USD) (2)	11,666,000	12,001
Total Germany (Cost $11,659)		12,001
ICELAND 2.2%
Corporate Bonds 2.2%
Arion Banki, 1.00%, 3/20/23 (EUR)	17,910,000	19,190
Arion Banki, 1.625%, 12/1/21 (EUR)	9,070,000	9,972
Islandsbanki, VR, 1.125%, 1/19/24 (EUR) (3)	17,595,000	18,702
Landsbankinn, 1.375%, 3/14/22 (EUR)	26,401,000	28,820
Landsbankinn, 1.625%, 3/15/21 (EUR)	7,941,000	8,826
Total Iceland (Cost $93,184)		85,510
INDIA 3.1%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25	1,200,000,000	16,061
		16,061
Government Bonds 2.7%
Republic of India, 6.45%, 10/7/29	2,250,000,000	30,553
Republic of India, 7.59%, 1/11/26	5,260,750,000	73,808
		104,361
Total India (Cost $125,923)		120,422
INDONESIA 2.7%
Government Bonds 2.7%
Republic of Indonesia, 8.25%, 5/15/29	1,656,500,000,000	103,338
Total Indonesia (Cost $125,835)		103,338
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

ISRAEL 1.6%
Government Bonds 1.6%
State of Israel, 3.75%, 3/31/47	67,485,000	25,037
State of Israel, 3.875%, 7/3/50 (USD)	4,900,000	4,900
State of Israel, 5.50%, 1/31/42	66,110,000	30,304
Total Israel (Cost $51,831)		60,241
ITALY 0.1%
Corporate Bonds 0.1%
FCA Bank, 1.625%, 9/29/21 (GBP)	3,295,000	4,011
Total Italy (Cost $4,362)		4,011
JAPAN 0.4%
Corporate Bonds 0.4%
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.65%,
2.444%, 7/26/21 (USD)	18,044,000	16,799
Total Japan (Cost $18,048)		16,799
MALAYSIA 2.2%
Government Bonds 2.2%
1MDB Global Investments, 4.40%, 3/9/23 (USD)	16,300,000	14,344
Government of Malaysia, 3.882%, 3/10/22	183,260,000	43,321
Government of Malaysia, 4.736%, 3/15/46	71,110,000	17,576
Government of Malaysia, 4.921%, 7/6/48	24,420,000	6,353
Government of Malaysia, 4.935%, 9/30/43	21,240,000	5,470
Total Malaysia (Cost $89,644)		87,064

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
MEXICO 0.6%
Corporate Bonds 0.2%
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)	8,600,000	7,346
		7,346
Government Bonds 0.4%
Mexican Udibonos, 4.00%, 11/30/28	386,355,842	16,716
		16,716
Total Mexico (Cost $27,786)		24,062
NETHERLANDS 0.3%
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR	597,196	211
		211
Convertible Bonds 0.0%
Fortenova Group TopCo, 2.50%, 4/1/28	2,388,784	843
		843
Corporate Bonds 0.3%
NXP, 3.875%, 6/18/26 (USD) (1)	10,200,000	9,868
		9,868
Total Netherlands (Cost $11,873)		10,922
PHILIPPINES 1.9%
Government Bonds 1.9%
Republic of Philippines, 3.90%, 11/26/22	1,425,000,000	27,991
Republic of Philippines, 4.95%, 1/15/21	197,000,000	3,844
Republic of Philippines, 6.25%, 1/14/36	1,679,000,000	41,316
Total Philippines (Cost $69,479)		73,151
ROMANIA 4.1%
Government Bonds 4.1%
Republic of Romania, 2.00%, 1/28/32 (EUR) (1)(2)	4,485,000	4,454
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Romania, 2.375%, 4/19/27 (EUR)	13,333,000	14,920
Republic of Romania, 4.25%, 6/28/23	300,130,000	69,287
Republic of Romania, 5.00%, 2/12/29	243,590,000	56,238
Republic of Romania, 5.80%, 7/26/27	64,950,000	16,140
Total Romania (Cost $170,310)		161,039
RUSSIA 3.9%
Government Bonds 3.9%
Russian Federation, 8.15%, 2/3/27	10,820,100,000	150,223
Total Russia (Cost $176,469)		150,223
SERBIA 1.6%
Government Bonds 1.6%
Republic of Serbia, 5.875%, 2/8/28	5,669,670,000	64,026
Total Serbia (Cost $60,001)		64,026
SOUTH AFRICA 1.5%
Government Bonds 1.5%
Republic of South Africa, 10.50%, 12/21/26	1,000,000,000	57,100
Total South Africa (Cost $56,434)		57,100
SOUTH KOREA 2.6%
Government Bonds 2.6%
Republic of South Korea Treasury Bond, 1.875%, 3/10/24	121,096,600,000	101,716
Total South Korea (Cost $102,020)		101,716
SPAIN 0.6%
Corporate Bonds 0.6%
Banco Bilbao Vizcaya Argentaria, VR, 8.875% (3)(4)	1,600,000	1,700
Santander Consumer Finance, 0.875%, 1/24/22	10,000,000	10,944

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Santander Consumer Finance, 1.50%, 11/12/20	11,000,000	12,177
Total Spain (Cost $26,992)		24,821

SWITZERLAND 0.4%
Corporate Bonds 0.4%
Credit Suisse Group, VR, 7.50% (USD) (1)(3)(4)	2,205,000	2,136
UBS, 2.45%, 12/1/20 (USD) (1)	13,535,000	13,468
Total Switzerland (Cost $15,415)		15,604

THAILAND 4.6%
Government Bonds 4.6%
Kingdom of Thailand, 2.125%, 12/17/26	1,041,340,000	33,533
Kingdom of Thailand, 2.875%, 12/17/28	1,653,375,000	56,241
Kingdom of Thailand, 3.60%, 6/17/67	925,560,000	35,981
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28	1,848,252,345	53,627
Total Thailand (Cost $178,309)		179,382

UNITED KINGDOM 1.0%
Corporate Bonds 1.0%
HSBC Holdings, 4.95%, 3/31/30 (USD)	3,175,000	3,501
Lloyds Banking Group, 4.50%, 11/4/24 (USD)	9,835,000	9,877
Royal Bank of Scotland Group, VR, 8.625% (USD) (3)(4)	2,180,000	2,125
Standard Chartered, FRN, 3M USD LIBOR + 1.20%, 2.096%,
9/10/22 (USD) (1)	15,320,000	14,632
Standard Chartered, VR, 4.644%, 4/1/31 (USD) (1)(3)	7,915,000	8,192
Standard Chartered, VR, 7.75% (USD) (1)(3)(4)	1,754,000	1,721
Total United Kingdom (Cost $39,426)		40,048

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
UNITED STATES 28.0%
Asset-Backed Securities 2.4%
Avis Budget Rental Car Funding AESOP, Series 2015-1A,
Class A, 2.50%, 7/20/21 (1)	1,220,000	1,218
BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%,
7/20/21	17,170,000	17,187
DB Master Finance, Series 2019-1A, Class A2II, 4.021%,
5/20/49 (1)	13,636,950	13,061
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1)	4,977,525	4,599
GM Financial Consumer Automobile Receivables Trust,
Series 2019-3, Class A3, 2.18%, 4/16/24	5,990,000	6,015
GM Financial Consumer Automobile Receivables Trust,
Series 2020-1, Class A3, 1.84%, 9/16/24 (2)	8,710,000	8,716
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (1)	11,116,557	9,893
Jack in the Box Funding, Series 2019-1A, Class A2I, 3.982%,
8/25/49 (1)	21,371,438	19,741
Toyota Auto Receivables Owner Trust, Series 2018-C, Class A3,
3.02%, 12/15/22	9,207,000	9,327
Wendy's Funding, Series 2019-1A, Class A2I, 3.783%,
6/15/49 (1)	3,796,938	3,613
		93,370
Bank Loans 2.7% (5)
Arconic Rolled Products, FRN, 1M USD LIBOR + 2.75%,
2/4/27 (6)(7)	2,830,000	2,547
Asurion, FRN, 1M USD LIBOR + 3.00%, 8/4/22 (6)	4,500,000	4,245
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 3.00%,
3.989%, 8/1/25	6,418,750	6,034
Buckeye Partners, FRN, 1M USD LIBOR + 2.75%, 4.265%,
11/1/26	5,935,000	5,413
Charter Communications Operating, FRN, 1M USD LIBOR +
1.75%, 2.74%, 2/1/27	10,493,597	10,030
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR +
3.50%, 4.489%, 8/21/26	8,134,125	6,833
Four Seasons Hotels, FRN, 3M USD LIBOR + 2.00%,
11/30/23 (6)	4,553,235	4,098
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
KFC Holding, FRN, 3M USD LIBOR + 1.75%, 2.362%, 4/3/25	10,492,929	9,889
Lamar Media, FRN, 1M USD LIBOR + 1.50%, 2.516%, 2/5/27	6,150,000	5,827
Level 3 Financing, FRN, 1M USD LIBOR + 1.75%, 2.739%,
3/1/27	7,151,350	6,651
Microchip Technology, FRN, 3M USD LIBOR + 2.00%, 2.99%,
5/29/25	9,871,688	9,477
Nascar Holdings, FRN, 3M USD LIBOR + 2.75%, 3.674%,
10/19/26	4,170,787	3,637
Pacific Gas & Electric, FRN, 3M USD LIBOR + 2.25%, 3.12%,
12/31/20	20,500,000	19,851
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 3/11/26 (6)	11,215,000	5,607
Refinitiv U.S. Holdings, FRN, 1M USD LIBOR + 3.25%,
10/1/25 (6)	4,169,444	3,985
		104,124
Convertible Preferred Stocks 0.3%
Southern, Series A, 6.75%, 8/1/22	247,030	11,397
		11,397
Corporate Bonds 12.9%
American Express, 3.70%, 8/3/23	3,290,000	3,456
American International Group, 3.30%, 3/1/21	2,440,000	2,443
American Tower, 2.40%, 3/15/25	18,760,000	18,466
Capital One Bank USA, VR, 2.014%, 1/27/23 (3)	7,895,000	7,707
CCO Holdings, 4.75%, 3/1/30 (1)	6,400,000	6,368
Charter Communications Operating, 4.464%, 7/23/22	1,785,000	1,845
Cigna, FRN, 3M USD LIBOR + 0.65%, 1.493%, 9/17/21	17,960,000	17,266
Citigroup, VR, 5.316%, 3/26/41 (3)	7,200,000	8,964
Comcast, 2.65%, 2/1/30 (2)	16,760,000	17,042
Comcast, 3.10%, 4/1/25	2,595,000	2,765
Comcast, 3.40%, 4/1/30	8,380,000	9,046
Comcast, FRN, 3M USD LIBOR + 0.44%, 2.349%, 10/1/21	9,475,000	9,268
CVS Health, 3.75%, 4/1/30	4,725,000	4,863
CVS Health, 4.125%, 4/1/40	5,010,000	5,059
CVS Health, 4.25%, 4/1/50	1,570,000	1,643
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Dell International, 8.35%, 7/15/46 (1)	3,350,000	3,961
Ecolab, 4.80%, 3/24/30	3,035,000	3,454
Element Solutions, 5.875%, 12/1/25 (1)(2)	2,350,000	2,303
Energy Transfer Operating, 3.75%, 5/15/30	4,670,000	3,648
Energy Transfer Operating, 6.00%, 6/15/48	3,955,000	3,321
Energy Transfer Operating, 6.25%, 4/15/49	5,485,000	4,642
EnLink Midstream Partners, 4.15%, 6/1/25	16,995,000	8,243
EnLink Midstream Partners, 5.45%, 6/1/47	4,420,000	1,459
EQT, 6.125%, 2/1/25 (2)	10,192,000	7,746
EQT, 7.00%, 2/1/30	9,080,000	6,583
Exxon Mobil, 2.992%, 3/19/25	4,895,000	5,149
Exxon Mobil, 3.294%, 3/19/27	5,380,000	5,838
Freeport-McMoRan, 4.125%, 3/1/28	9,595,000	8,396
Freeport-McMoRan, 4.25%, 3/1/30	20,085,000	17,474
General Electric, Series D, VR, 5.00% (2)(3)(4)	10,040,000	8,157
General Motors Financial, 3.20%, 7/6/21	2,950,000	2,769
Goldman Sachs Group, 3.50%, 4/1/25	15,300,000	15,524
Healthpeak Properties, 4.25%, 11/15/23	252,000	256
Hess, 4.30%, 4/1/27	10,600,000	7,817
JPMorgan Chase, 4.625%, 5/10/21	13,000,000	13,320
Mastercard, 3.30%, 3/26/27	7,395,000	8,018
Mastercard, 3.35%, 3/26/30	5,340,000	5,931
Matador Resources, 5.875%, 9/15/26	13,959,000	3,943
McDonald's, 3.50%, 7/1/27 (2)	8,970,000	9,458
McDonald's, 4.20%, 4/1/50	2,615,000	2,912
MetLife, 4.55%, 3/23/30	5,825,000	6,549
Molina Healthcare, 5.375%, 11/15/22	205,000	204
MPLX, FRN, 3M USD LIBOR + 0.90%, 1.899%, 9/9/21	6,355,000	6,363
Netflix, 3.875%, 11/15/29 (EUR)	3,730,000	4,011
Netflix, 3.875%, 11/15/29 (EUR) (1)	4,520,000	4,858
NIKE, 2.75%, 3/27/27	10,565,000	11,039
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
NIKE, 3.375%, 3/27/50	4,225,000	4,640
NVIDIA, 2.20%, 9/16/21	980,000	988
Occidental Petroleum, 3.40%, 4/15/26	4,505,000	2,162
PepsiCo, 2.25%, 3/19/25 (2)	3,280,000	3,402
PepsiCo, 2.625%, 3/19/27	2,620,000	2,742
PNM Resources, 3.25%, 3/9/21	8,475,000	8,500
Regions Bank, FRN, 3M USD LIBOR + 0.50%, 2.207%, 8/13/21	12,300,000	12,300
Roper Technologies, 2.35%, 9/15/24	3,025,000	2,947
Roper Technologies, 2.95%, 9/15/29	3,220,000	3,192
SBA Tower Trust, 2.836%, 1/15/25 (1)	7,420,000	7,121
Simon Property Group, 2.00%, 9/13/24	14,130,000	13,551
State Street, VR, 3.152%, 3/30/31 (1)(3)	1,515,000	1,557
Synchrony Financial, 4.375%, 3/19/24	10,500,000	10,329
Synchrony Financial, 4.50%, 7/23/25	9,270,000	9,072
Tallgrass Energy Partners, 4.75%, 10/1/23 (1)	9,800,000	6,174
Tallgrass Energy Partners, 5.50%, 9/15/24 (1)	11,557,000	6,356
Thermo Fisher Scientific, 4.133%, 3/25/25	3,880,000	4,137
Tobacco Settlement Financing, Series TXB-A-1, 6.706%, 6/1/46	11,900,000	10,281
United Parcel Service, 4.45%, 4/1/30	3,000,000	3,387
VEREIT Operating Partnership, 4.60%, 2/6/24	5,075,000	4,980
VEREIT Operating Partnership, 4.625%, 11/1/25	1,120,000	1,096
Verizon Communications, 3.00%, 3/22/27 (2)	2,200,000	2,316
Verizon Communications, 3.15%, 3/22/30 (2)	3,725,000	4,012
Walt Disney, 3.80%, 3/22/30	7,200,000	8,073
Wells Fargo, 2.50%, 3/4/21	21,210,000	21,289
Wells Fargo Bank, FRN, 3M USD LIBOR + 0.50%, 2.306%,
7/23/21	23,960,000	23,690
Western Midstream Operating, 5.375%, 6/1/21	5,395,000	4,309
WPX Energy, 5.75%, 6/1/26	5,975,000	3,316
Yum! Brands, 7.75%, 4/1/25 (1)	790,000	830
Zimmer Biomet Holdings, 3.05%, 1/15/26	6,335,000	6,231
		502,527
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Non-U. S. Government Mortgage-Backed Securities 2.9%
Bank, Series 2020-BN25, Class AS, 2.841%, 1/15/63	8,515,000	7,842
Barclays Commercial Mortgage Trust, Series 2020-C6, Class
AS, 2.84%, 2/15/53	7,995,000	7,241
Benchmark Mortgage Trust, Series 2020-B16, Class AM,
2.944%, 2/15/53	5,730,000	5,529
BX Commercial Mortgage Trust, Series 2020-BXLP, Class G,
ARM, 1M USD LIBOR + 2.50%, 3.205%, 12/15/36 (1)	8,720,000	7,218
Connecticut Avenue Securities, Series 2018-C03, Class 1M1,
CMO, ARM, 1M USD LIBOR + 0.68%, 1.627%, 10/25/30	1,256,029	1,234
Deephaven Residential Mortgage Trust, Series 2018-3A, Class
A1, CMO, ARM, 3.789%, 8/25/58 (1)	6,625,497	6,491
Natixis Commercial Mortgage Securities Trust, Series 2019-
MILE, Class A, CMO, ARM, 1M USD LIBOR + 1.50%, 2.205%,
7/15/36 (1)	7,500,000	7,019
New Residential Mortgage Loan Trust, Series 2018-NQM1,
Class A1, CMO, ARM, 3.986%, 11/25/48 (1)	6,640,697	6,600
Sequoia Mortgage Trust, Series 2018-CH2, Class A12, CMO,
ARM, 4.00%, 6/25/48 (1)	6,207,220	6,213
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (1)	3,998,665	4,001
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1)	3,573,894	3,590
Towd Point Mortgage Trust, Series 2018-2, Class A1, CMO,
ARM, 3.25%, 3/25/58 (1)	15,563,583	15,735
Towd Point Mortgage Trust, Series 2018-3, Class A1, CMO,
ARM, 3.75%, 5/25/58 (1)	4,856,900	4,851
Verus Securitization Trust, Series 2018-INV1, Class A1, CMO,
ARM, 3.626%, 3/25/58 (1)	10,399,976	9,876
Verus Securitization Trust, Series 2019-3, Class A1, CMO,
STEP, 2.784%, 7/25/59 (1)	21,113,867	20,700
		114,140
U. S. Treasury Obligations 6.8%
U. S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49 (2)	5,588,256	6,958
U. S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	144,967,196	146,055

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
U. S. Treasury Notes, 1.125%, 7/31/21	110,000,000	111,186
		264,199
Total United States (Cost $1,134,136)		1,089,757

SHORT-TERM INVESTMENTS 4.9%
Money Market Funds 4.9%
T. Rowe Price Government Reserve Fund, 0.95% (8)(9)	192,307,393	192,307
Total Short-Term Investments (Cost $192,307)		192,307

SECURITIES LENDING COLLATERAL 1.1%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 1.28% (8)(9)	350,065	3,501
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		3,501
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 1.0%
Short-Term Funds 1.0%
T. Rowe Price Short-Term Fund, 1.28% (8)(9)	3,985,549	39,855
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		39,855
Total Securities Lending Collateral (Cost $43,356)		43,356

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.9%
Exchange-Traded Options Purchased 0.9%
Description	Contracts	Notional Amount	$ Value
S&P 500 Index, Put, 6/19/20 @ $2,100.00 (10)	5,328	1,377,070	36,124
Total Options Purchased (Cost $45,136)			36,124
Total Investments in Securities 86.1%
(Cost $3,554,040)			$3,357,772
Other Assets Less Liabilities 13.9%			542,150
Net Assets 100.0%			$3,899,922

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $306,024 and represents 7.8% of net assets.
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4)	Perpetual security with no stated maturity date.
(5)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6)	All or a portion of this loan is unsettled as of March 31, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(7)	Level 3 in fair value hierarchy.
(8)	Affiliated Companies
(9)	Seven-day yield
(10)	Non-income producing
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M CAD CDOR	Three month CAD CDOR (Canadian Dollar offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M GBP LIBOR	Six month GBP LIBOR (London interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

ABPP	Argentina Blended Policy Rate
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
COP	Colombian Peso
CPI	Consumer Price Index
CZK	Czech Koruna
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXIBTIIE	Mexican Interbank 28 day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-counter
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (1.1)%

Exchange-Traded Options Written (0.8)%

Description		Contracts	Notional Amount	$ Value

Morgan	S&P 500 Index, Put, 6/19/20 @
Stanley	$2,600.00	1,524	393,892	(30,815)
Total Exchange-Traded Options Written (Premiums $(32,106))				$(30,815)

OTC Options Written (0.3)%

Counterparty	Description	Contracts	Notional Amount	$ Value

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit
	CDX. NA. HY-S33, 5 Year Index,
	12/20/24), Pay 5.00% Quarterly,
Bank of	Received upon credit default, 5/20/20
America	@ 0.90%*	3	165,500	(4,347)

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit
	CDX. NA. HY-S33, 5 Year Index,
	12/20/24), Pay 5.00% Quarterly,
Bank of	Received upon credit default, 5/20/20
America	@ 0.92%*	1	31,000	(1,002)

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit
	CDX. NA. HY-S33, 5 Year Index,
	12/20/24), Pay 5.00% Quarterly,
	Received upon credit default, 5/20/20
Barclays Bank	@ 0.92%*	1	39,105	(1,264)

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit
	CDX.NA.IG-S33, 5 Year Index,
	12/20/24), Pay 1.00% Quarterly,
	Received upon credit default, 5/20/20
Barclays Bank	@ 1.00%*	1	221,500	(2,472)

	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit iTraxx
	Europe-S32, 5 Year Index, 12/20/24),
	Pay 1.00% Quarterly, Received upon
	credit default, 5/20/20 @ 2.00%
Barclays Bank	(EUR)*	2	378,200	(900)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts in 000s, except for contracts)

Counterparty		Description	Contracts	Notional Amount	$ Value

		Credit Default Swap, Protection
		Bought (Relevant Credit: Markit
		CDX.NA.IG-S33, 5 Year Index,
		12/20/24), Pay 1.00% Quarterly,
		Received upon credit default, 4/15/20
BNP Paribas	@	4.00%*	1	237,450	—

		Credit Default Swap, Protection
		Bought (Relevant Credit: Markit
		CDX. NA. HY-S33, 5 Year Index,
		12/20/24), Pay 5.00% Quarterly,
Goldman		Received upon credit default, 5/20/20
Sachs	@	0.92%*	1	78,205	(2,528)

		Credit Default Swap, Protection Sold
		(Relevant Credit: Markit CDX. NA. HY-
		S33, 5 Year Index, 12/20/24), Receive
Goldman		5.00% Quarterly, Pay upon credit
Sachs		default, 4/15/20 @ 1.08%*	1	138,700	(1)

		Credit Default Swap, Protection
		Bought (Relevant Credit: Markit
		CDX. NA. HY-S33, 5 Year Index,
		12/20/24), Pay 5.00% Quarterly,
Morgan		Received upon credit default, 5/20/20
Stanley	@	0.88%*	1	82,750	(1,767)
Total OTC Options Written (Premiums $(14,306))					$(14,281)
Total Options Written (Premiums $(46,412))					$(45,096)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)
SWAPS (1.8)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS (0.8)%

Credit Default Swaps, Protection Bought 0.0%

Bahrain 0.1%

Bank of America, Protection Bought (Relevant
Credit: Government of Bahrain, 5.50%, 3/31/20),
Pay 1.00% Quarterly, Receive Upon credit
default, 12/20/23 (USD)	6,340	724	363	361

Barclays Bank, Protection Bought (Relevant
Credit: Government of Bahrain, 5.50%, 3/31/20),
Pay 1.00% Quarterly, Receive Upon credit
default, 12/20/23 (USD)	12,686	1,450	755	695

JPMorgan Chase, Protection Bought (Relevant
Credit: Government of Bahrain, 5.50%, 3/31/20),
Pay 1.00% Quarterly, Receive Upon credit
default, 12/20/23 (USD)	12,524	1,430	727	703

Total Bahrain			1,845	1,759

China (0.0)%

BNP Paribas, Protection Bought (Relevant
Credit: Bank of China/Hong Kong, 3.00%,
2/14/22), Pay 1.00% Quarterly, Receive Upon
credit default, 12/20/24 (USD)	19,685	(390)	(495)	105

Total China			(495)	105

Luxembourg (0.1)%

Bank of America, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive Upon
credit default, 12/20/22	10,250	(273)	(1,349)	1,076

Barclays Bank, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive Upon
credit default, 6/20/22	5,165	(132)	(392)	260

Barclays Bank, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive Upon
credit default, 12/20/22	32,400	(860)	(4,075)	3,215

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Barclays Bank, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive Upon
credit default, 6/20/23	11,714	(323)	(1,306)	983

BNP Paribas, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive Upon
credit default, 12/20/22	7,850	(209)	(936)	727

Citibank, Protection Bought (Relevant Credit:
Glencore Finance Europe, 3.38%, 9/30/20), Pay
5.00% Quarterly, Receive Upon credit default,
6/20/23	13,096	(362)	(1,486)	1,124

Goldman Sachs, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive Upon
credit default, 12/20/22	10,000	(266)	(1,382)	1,116

JPMorgan Chase, Protection Bought (Relevant
Credit: Glencore Finance Europe, 3.38%,
9/30/20), Pay 5.00% Quarterly, Receive Upon
credit default, 6/20/23	3,000	(83)	(456)	373

Total Luxembourg			(11,382)	8,874

United States (0.0)%

Goldman Sachs, Protection Bought (Relevant
Credit: Lennar, 4.75%, 4/1/21), Pay 5.00%
Quarterly, Receive Upon credit default, 12/20/24	4,695	(416)	(893)	477

Morgan Stanley, Protection Bought (Relevant
Credit: Lennar, 4.75%, 4/1/21), Pay 5.00%
Quarterly, Receive Upon credit default, 12/20/24	1,317	(117)	(253)	136

Total United States			(1,146)	613

Total Bilateral Credit Default Swaps, Protection Bought			(11,178)	11,351

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Credit Default Swaps, Protection Sold 0.0%

Luxembourg 0.0%

JPMorgan Chase, Protection Sold (Relevant
Credit: ArcelorMittal, 2.88%, 7/6/20, 100.06
EUR*), Receive 5.00% Quarterly, Pay Upon
credit default, 12/20/24	40,000	711	6,739	(6,028)

Total Luxembourg			6,739	(6,028)

United States (0.0)%

Barclays Bank, Protection Sold (Relevant Credit:
AT&T, 2.45%, 6/30/20, $100.06*), Receive
1.00% Quarterly, Pay Upon credit default,
6/20/20	21,000	7	30	(23)

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/9/22, $97.06*),
Receive 1.00% Monthly, Pay Upon credit default,
12/20/20	19,600	(45)	82	(127)

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/9/22,
$97.06*), Receive 1.00% Monthly, Pay Upon
credit default, 12/20/20	26,085	(60)	111	(171)

Total United States			223	(321)

Total Bilateral Credit Default Swaps, Protection Sold			6,962	(6,349)

Total Return Swaps 0.1%

United States 0.1%

Bank of America, Pay Underlying Reference:
iBoxx USD Liquid High Yield Index At Maturity,
Receive Variable 1.116% (3M USD LIBOR)
Quarterly, 9/20/20	23,000	2,885	—	2,885

JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index At Maturity, Pay Variable
1.116% (3M USD LIBOR) Quarterly, 9/20/20	19,500	(105)	—	(105)

Total Bilateral Total Return Swaps			—	2,780

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Zero-Coupon Inflation Swaps (0.9)%

United States (0.9)%

Bank of America, 5 Year Zero-Coupon Inflation
Swap Pay Fix 1.52% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/7/24	88,500	(3,944)	—	(3,944)

Bank of America, 5 Year Zero-Coupon Inflation
Swap Pay Fix 1.68% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/25/24	17,600	(926)	—	(926)

Bank of America, 5 Year Zero-Coupon Inflation
Swap Pay Fix 1.90% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/24/24	72,870	(4,396)	—	(4,396)

Bank of America, 5 Year Zero-Coupon Inflation
Swap Pay Fix 1.91% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/23/24	41,900	(2,532)	—	(2,532)

Bank of America, 5 Year Zero-Coupon Inflation
Swap Pay Fix 2.32% at Maturity, Receive Variable
(Change in CPI) at Maturity, 6/13/23	127,250	(9,597)	—	(9,597)

Barclays Bank, 5 Year Zero-Coupon Inflation
Swap Pay Fix 2.31% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/6/23	7,000	(550)	—	(550)

Barclays Bank, 5 Year Zero-Coupon Inflation
Swap Pay Fix 2.32% at Maturity, Receive Variable
(Change in CPI) at Maturity, 6/11/23	127,250	(9,541)	—	(9,541)

Morgan Stanley, 5 Year Zero-Coupon Inflation
Swap Pay Fix 1.89% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/24/24	52,830	(3,157)	—	(3,157)

Total Bilateral Zero-Coupon Inflation Swaps			—	(34,643)

Total Bilateral Swaps			(4,216)	(26,861)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (1.0)%
Credit Default Swaps, Protection Bought 0.5%
United States 0.5%
Protection Bought (Relevant Credit: Markit
CDX. NA. HY-S34, 5 Year Index), Pay 5.00%
Quarterly, Receive Upon credit default, 6/20/25	237,300	14,743	13,611	1,132
Protection Bought (Relevant Credit: Markit
CDX. NA. IG-S34, 5 Year Index), Pay 1.00%
Quarterly, Receive Upon credit default, 6/20/25	453,700	2,930	8,997	(6,067)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(4,935)

Credit Default Swaps, Protection Sold 0.0%
Foreign/Europe 0.0%
Protection Sold (Relevant Credit: Markit iTraxx
Crossover-S32, 5 Year Index), Receive 5.00%
Quarterly, Pay Upon credit default, 12/20/24	29,391	(598)	(2,151)	1,553
Protection Sold (Relevant Credit: Markit iTraxx
Europe-S32, 5 Year Index), Receive 1.00%
Quarterly, Pay Upon credit default, 12/20/24	439,000	1,165	(2,249)	3,414
Total Centrally Cleared Credit Default Swaps, Protection Sold				4,967

Interest Rate Swaps (1.5)%
Canada (0.1)%
5 Year Interest Rate Swap, Receive Fixed
1.610% Semi-Annually, Pay Variable 1.971%
(3M CAD CDOR) Semi-Annually, 10/3/24	25,700	507	—	507
5 Year Interest Rate Swap, Receive Fixed
1.705% Semi-Annually, Pay Variable 1.483%
(3M CAD CDOR) Semi-Annually, 6/21/24	45,553	1,003	—	1,003
5 Year Interest Rate Swap, Receive Fixed
1.751% Semi-Annually, Pay Variable 1.964%
(3M CAD CDOR) Semi-Annually, 2/12/25	13,200	346	1	345
5 Year Interest Rate Swap, Receive Fixed
1.828% Semi-Annually, Pay Variable 1.875%
(3M CAD CDOR) Semi-Annually, 5/28/24	112,232	2,852	—	2,852
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

5 Year Interest Rate Swap, Receive Fixed
1.842% Semi-Annually, Pay Variable 1.875%
(3M CAD CDOR) Semi-Annually, 5/28/24	14,636	379	—	379

30 Year Interest Rate Swap, Pay Fixed 1.811%
Semi-Annually, Receive Variable 1.971% (3M
CAD CDOR) Semi-Annually, 10/3/49	2,600	(161)	—	(161)

30 Year Interest Rate Swap, Pay Fixed 2.008%
Semi-Annually, Receive Variable 1.979% (3M
CAD CDOR) Semi-Annually, 10/23/49	2,000	(195)	1	(196)

30 Year Interest Rate Swap, Pay Fixed 2.533%
Semi-Annually, Receive Variable 2.048% (3M
CAD CDOR) Semi-Annually, 4/16/49	1,600	(309)	—	(309)

30 Year Interest Rate Swap, Pay Fixed 2.625%
Semi-Annually, Receive Variable 2.078% (3M
CAD CDOR) Semi-Annually, 7/5/48	20,750	(4,238)	1	(4,239)

30 Year Interest Rate Swap, Pay Fixed 2.631%
Semi-Annually, Receive Variable 2.078% (3M
CAD CDOR) Semi-Annually, 7/5/48	6,880	(1,413)	—	(1,413)

30 Year Interest Rate Swap, Pay Fixed 2.942%
Semi-Annually, Receive Variable 1.563% (3M
CAD CDOR) Semi-Annually, 9/25/48	850	(222)	—	(222)

30 Year Interest Rate Swap, Pay Fixed 3.030%
Semi-Annually, Receive Variable 1.964% (3M
CAD CDOR) Semi-Annually, 11/9/48	2,200	(616)	—	(616)

Total Canada				(2,070)

Czech Republic (0.1)%

2 Year Interest Rate Swap, Receive Fixed
2.133% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/27/22	1,817,562	1,597	1	1,596

5 Year Interest Rate Swap, Pay Fixed 1.720%
Annually, Receive Variable 2.220% (6M CZK
PRIBOR) Semi-Annually, 10/25/24	349,400	(607)	—	(607)

5 Year Interest Rate Swap, Pay Fixed 1.780%
Annually, Receive Variable 2.180% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	(134)	1	(135)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

5 Year Interest Rate Swap, Pay Fixed 1.790%
Annually, Receive Variable 2.180% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	(136)	—	(136)

5 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 2.180% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	(137)	—	(137)

5 Year Interest Rate Swap, Pay Fixed 1.820%
Annually, Receive Variable 2.190% (6M CZK
PRIBOR) Semi-Annually, 4/2/24	143,810	(298)	1	(299)

5 Year Interest Rate Swap, Pay Fixed 1.830%
Annually, Receive Variable 2.180% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	(142)	—	(142)

5 Year Interest Rate Swap, Pay Fixed 1.833%
Annually, Receive Variable 2.180% (6M CZK
PRIBOR) Semi-Annually, 4/1/24	67,411	(142)	—	(142)

5 Year Interest Rate Swap, Pay Fixed 1.857%
Annually, Receive Variable 1.680% (6M CZK
PRIBOR) Semi-Annually, 3/29/24	1,260,221	(2,149)	—	(2,149)

5 Year Interest Rate Swap, Pay Fixed 1.870%
Annually, Receive Variable 1.680% (6M CZK
PRIBOR) Semi-Annually, 3/28/24	353,560	(611)	—	(611)

5 Year Interest Rate Swap, Pay Fixed 1.870%
Annually, Receive Variable 1.710% (6M CZK
PRIBOR) Semi-Annually, 3/27/24	117,853	(202)	1	(203)

Total Czech Republic				(2,965)

Mexico (0.1)%

5 Year Interest Rate Swap, Pay Fixed 6.300%
28 Days, Receive Variable 7.265% (MXIBTIIE)
28 Days, 2/26/25	1,793,000	264	1	263

5 Year Interest Rate Swap, Pay Fixed 6.415%
28 Days, Receive Variable 7.217% (MXIBTIIE)
28 Days, 2/10/25	1,999,538	(185)	1	(186)

5 Year Interest Rate Swap, Pay Fixed 6.430%
28 Days, Receive Variable 7.218% (MXIBTIIE)
28 Days, 2/6/25	390,000	(48)	—	(48)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

5 Year Interest Rate Swap, Pay Fixed 6.589%
28 Days, Receive Variable 7.265% (MXIBTIIE)
28 Days, 1/1/25	1,318,060	(592)	—	(592)

5 Year Interest Rate Swap, Pay Fixed 6.618%
28 Days, Receive Variable 7.253% (MXIBTIIE)
28 Days, 1/2/25	1,845,280	(924)	1	(925)

5 Year Interest Rate Swap, Pay Fixed 6.629%
28 Days, Receive Variable 7.241% (MXIBTIIE)
28 Days, 1/3/25	966,575	(505)	—	(505)

5 Year Interest Rate Swap, Pay Fixed 6.630%
28 Days, Receive Variable 7.235% (MXIBTIIE)
28 Days, 1/6/25	623,085	(326)	—	(326)

Total Mexico				(2,319)

Poland (0.8)%

10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/5/29	52,030	(874)	2	(876)

10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/6/29	26,015	(438)	—	(438)

10 Year Interest Rate Swap, Pay Fixed 1.803%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/5/29	26,015	(439)	1	(440)

10 Year Interest Rate Swap, Pay Fixed 1.820%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/5/29	26,015	(450)	1	(451)

10 Year Interest Rate Swap, Pay Fixed 1.820%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/25/29	53,000	(916)	1	(917)

10 Year Interest Rate Swap, Pay Fixed 1.860%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/7/29	25,625	(468)	—	(468)

10 Year Interest Rate Swap, Pay Fixed 2.330%
Annually, Receive Variable 1.200% (6M PLN
WIBOR) Semi-Annually, 3/25/29	48,910	(1,352)	—	(1,352)

10 Year Interest Rate Swap, Pay Fixed 2.465%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 5/2/29	19,600	(672)	—	(672)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 2.873%
Annually, Receive Variable 1.760% (6M PLN
WIBOR) Semi-Annually, 9/6/28	5,800	(234)	—	(234)

10 Year Interest Rate Swap, Pay Fixed 2.883%
Annually, Receive Variable 1.520% (6M PLN
WIBOR) Semi-Annually, 3/19/28	38,258	(1,354)	—	(1,354)

10 Year Interest Rate Swap, Pay Fixed 2.930%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/5/28	20,430	(816)	—	(816)

10 Year Interest Rate Swap, Pay Fixed 2.955%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 6/8/28	17,812	(749)	1	(750)

10 Year Interest Rate Swap, Pay Fixed 2.963%
Annually, Receive Variable 1.690% (6M PLN
WIBOR) Semi-Annually, 8/6/28	9,750	(412)	—	(412)

10 Year Interest Rate Swap, Pay Fixed 2.983%
Annually, Receive Variable 1.740% (6M PLN
WIBOR) Semi-Annually, 9/17/28	29,420	(1,253)	1	(1,254)

10 Year Interest Rate Swap, Pay Fixed 2.995%
Annually, Receive Variable 1.760% (6M PLN
WIBOR) Semi-Annually, 3/7/28	18,561	(691)	1	(692)

10 Year Interest Rate Swap, Pay Fixed 3.000%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/13/28	40,000	(1,657)	—	(1,657)

10 Year Interest Rate Swap, Pay Fixed 3.025%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 6/11/28	28,188	(1,229)	—	(1,229)

10 Year Interest Rate Swap, Pay Fixed 3.049%
Annually, Receive Variable 1.760% (6M PLN
WIBOR) Semi-Annually, 3/8/28	141,439	(5,414)	—	(5,414)

10 Year Interest Rate Swap, Pay Fixed 3.050%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/28/28	34,000	(1,300)	1	(1,301)

10 Year Interest Rate Swap, Pay Fixed 3.118%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/23/28	15,000	(594)	—	(594)

10 Year Interest Rate Swap, Pay Fixed 3.149%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/13/28	119,483	(4,801)	—	(4,801)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/14/28	90,466	(3,650)	1	(3,651)
10 Year Interest Rate Swap, Pay Fixed 3.160%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/12/28	75,051	(3,034)	—	(3,034)

Total Poland				(32,807)

United Kingdom (0.4)%

30 Year Interest Rate Swap, Pay Fixed 0.730%
Semi-Annually, Receive Variable 0.826%
(6M GBP LIBOR) Semi-Annually, 10/3/49	1,050	(46)	1	(47)

30 Year Interest Rate Swap, Pay Fixed 0.827%
Semi-Annually, Receive Variable 0.746%
(6M GBP LIBOR) Semi-Annually, 1/27/50	8,250	(665)	—	(665)

30 Year Interest Rate Swap, Pay Fixed 0.967%
Semi-Annually, Receive Variable 0.739%
(6M GBP LIBOR) Semi-Annually, 1/22/50	16,200	(2,117)	1	(2,118)

30 Year Interest Rate Swap, Pay Fixed 0.987%
Semi-Annually, Receive Variable 0.766%
(6M GBP LIBOR) Semi-Annually, 1/17/50	32,800	(4,515)	—	(4,515)

30 Year Interest Rate Swap, Pay Fixed 1.007%
Semi-Annually, Receive Variable 0.884%
(6M GBP LIBOR) Semi-Annually, 10/23/49	800	(115)	—	(115)

30 Year Interest Rate Swap, Pay Fixed 1.070%
Semi-Annually, Receive Variable 0.858%
(6M GBP LIBOR) Semi-Annually, 11/21/49	1,400	(232)	1	(233)

30 Year Interest Rate Swap, Pay Fixed 1.505%
Semi-Annually, Receive Variable 0.893%
(6M GBP LIBOR) Semi-Annually, 5/7/49	16,750	(5,299)	—	(5,299)

50 Year Interest Rate Swap, Pay Fixed 0.703%
Semi-Annually, Receive Variable 0.835%
(6M GBP LIBOR) Semi-Annually, 10/3/69	1,200	(142)	1	(143)

50 Year Interest Rate Swap, Pay Fixed 0.986%
Semi-Annually, Receive Variable 0.884%
(6M GBP LIBOR) Semi-Annually, 10/23/69	610	(175)	—	(175)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s, except Market Price)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
50 Year Interest Rate Swap, Pay Fixed 1.449%
Semi-Annually, Receive Variable 0.548% (6M
GBP LIBOR) Semi-Annually, 3/8/69	6,180	(3,390)	—	(3,390)
Total United Kingdom				(16,700)

Total Centrally Cleared Interest Rate Swaps				(56,861)

Total Centrally Cleared Swaps				(56,829)
Net payments (receipts) of variation margin to date				62,186

Variation margin receivable (payable) on centrally cleared
swaps				$5,357

* Market price at March 31, 2020
** Includes interest purchased or sold but not yet collected of $(518).

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America	4/9/20	KRW	53,854,838USD	46,678$	(2,443)
Bank of America	4/9/20	USD	33,469IDR	468,835,454	4,751
Bank of America	4/9/20	USD	198,450KRW	231,670,191	8,162
Bank of America	4/16/20	CZK	2,065,712USD	90,857	(7,743)
Bank of America	4/16/20	CZK	972,142USD	38,726	388
Bank of America	4/16/20	RON	30,602USD	6,928	45
Bank of America	4/16/20	USD	11,782CZK	294,008	(47)
Bank of America	4/16/20	USD	17,140CZK	415,304	430
Bank of America	4/16/20	USD	8,667RON	37,188	195
Bank of America	4/17/20	USD	62,645RUB	3,877,754	13,213
Bank of America	4/23/20	ILS	82,814USD	24,001	(599)
Bank of America	4/23/20	USD	91,486ILS	314,922	2,492
Bank of America	4/24/20	AUD	49,306USD	34,076	(3,744)
Bank of America	4/24/20	CAD	54,212USD	38,070	463
Bank of America	4/24/20	USD	107,680JPY	11,789,184	(2,104)
Bank of America	5/15/20	PLN	36,211USD	9,307	(556)
Bank of America	5/22/20	EUR	26,628USD	29,188	239
Bank of America	5/22/20	SEK	100,385USD	9,926	234
Bank of America	5/22/20	USD	85,640SEK	826,216	2,025
Bank of America	6/5/20	MYR	18,541USD	4,254	38
Bank of America	6/5/20	USD	69,382PHP	3,557,508	422
Bank of America	6/5/20	USD	4,192PHP	219,043	(54)
Bank of America	6/12/20	USD	57,213CNH	402,942	449
Bank of America	6/12/20	USD	18,671ZAR	290,967	2,560
Bank of America	6/12/20	ZAR	295,627USD	18,022	(1,653)
Bank of America	7/17/20	CZK	294,008USD	11,808	40
Bank of America	7/17/20	CZK	317,528USD	12,872	(75)
Barclays Bank	4/9/20	KRW	43,423,257USD	34,413	1,254
Barclays Bank	4/9/20	USD	30,279INR	2,204,335	1,206
Barclays Bank	4/17/20	USD	5,288TRY	33,109	308
Barclays Bank	4/24/20	JPY	289,488USD	2,670	26
Barclays Bank	5/22/20	USD	4,043GBP	3,338	(108)
Barclays Bank	6/5/20	THB	44,826USD	1,359	7
Barclays Bank	6/5/20	USD	34,966CLP	28,259,545	1,890
BNP Paribas	4/9/20	KRW	26,986,378USD	23,322	(1,156)
BNP Paribas	4/16/20	RSD	132,624USD	1,255	(10)
BNP Paribas	4/16/20	USD	65,476RON	284,005	769
BNP Paribas	4/17/20	RUB	5,808,262USD	86,219	(12,177)
BNP Paribas	4/17/20	TRY	563,179USD	92,188	(7,474)
BNP Paribas	4/17/20	USD	45,018MXN	861,934	8,778
BNP Paribas	4/17/20	USD	39,910RUB	2,892,077	3,043
BNP Paribas	4/23/20	ILS	24,013USD	7,030	(244)
BNP Paribas	4/23/20	ILS	66,373USD	17,827	930
BNP Paribas	4/23/20	USD	23,834ILS	81,377	838
BNP Paribas	4/24/20	AUD	134,815USD	90,958	(8,022)
BNP Paribas	4/24/20	CHF	71,200USD	75,122	(1,052)
BNP Paribas	4/24/20	CHF	74,475USD	77,328	150
BNP Paribas	4/24/20	JPY	15,143,520USD	140,527	494
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
BNP Paribas	4/24/20	USD	44,326AUD	67,170$	3,004
BNP Paribas	4/24/20	USD	161,942CHF	158,265	(2,702)
BNP Paribas	4/24/20	USD	63,225JPY	6,782,482	65
BNP Paribas	5/15/20	PLN	85,641USD	21,993	(1,296)
BNP Paribas	5/22/20	EUR	41,457USD	45,331	485
BNP Paribas	5/22/20	EUR	55,437USD	62,281	(1,016)
BNP Paribas	5/22/20	GBP	75,570USD	98,990	(5,029)
BNP Paribas	5/22/20	SEK	421,119USD	40,798	1,821
BNP Paribas	5/22/20	USD	55,959EUR	50,300	370
BNP Paribas	6/2/20	USD	144,269BRL	630,042	23,526
BNP Paribas	6/5/20	CLP	3,367,563USD	4,104	(163)
BNP Paribas	6/5/20	MYR	88,709USD	20,011	524
BNP Paribas	6/5/20	THB	139,573USD	4,329	(75)
BNP Paribas	6/5/20	USD	53,062CLP	42,836,886	2,926
BNP Paribas	6/5/20	USD	10,554COP	37,200,371	1,440
BNP Paribas	6/12/20	USD	56,827ZAR	1,020,829	303
Canadian Imperial Bank of
Commerce	4/24/20	CAD	148,064USD	111,858	(6,614)
Canadian Imperial Bank of
Commerce	4/24/20	USD	59,323CAD	80,811	1,883
Citibank	4/9/20	KRW	77,086,249USD	66,311	(2,994)
Citibank	4/9/20	USD	203,072KRW	236,670,604	8,676
Citibank	4/16/20	RSD	1,707,501USD	16,160	(136)
Citibank	4/16/20	RSD	332,910USD	3,078	46
Citibank	4/16/20	USD	2,684RSD	287,602	(15)
Citibank	4/16/20	USD	7,529RSD	785,296	160
Citibank	4/23/20	ILS	55,209USD	16,008	(407)
Citibank	4/23/20	ILS	170,113USD	46,849	1,223
Citibank	4/23/20	USD	27,077ILS	93,007	795
Citibank	4/24/20	AUD	39,626USD	27,443	(3,066)
Citibank	4/24/20	CAD	5,907USD	4,521	(322)
Citibank	4/24/20	JPY	6,100,688USD	55,843	968
Citibank	4/24/20	USD	1,196AUD	1,886	36
Citibank	4/24/20	USD	2,264AUD	3,748	(42)
Citibank	4/24/20	USD	85,901JPY	9,394,387	(1,582)
Citibank	5/22/20	USD	1,016EUR	932	(14)
Citibank	6/5/20	THB	58,016USD	1,767	2
Citibank	6/12/20	USD	2,208CNH	15,417	36
Citibank	7/16/20	ILS	11,725USD	3,326	2
Credit Suisse	4/9/20	USD	56,472IDR	791,872,308	7,967
Credit Suisse	4/17/20	RUB	426,051USD	5,466	(34)
Credit Suisse	4/24/20	CHF	66,056USD	68,217	502
Credit Suisse	4/24/20	USD	2,561CHF	2,447	16
Credit Suisse	6/2/20	BRL	144,316USD	27,726	(69)
Deutsche Bank	4/16/20	USD	27,591CZK	687,061	(53)
Deutsche Bank	4/16/20	USD	13,908CZK	344,391	51
Deutsche Bank	4/24/20	JPY	3,355,471USD	30,245	1,002
Deutsche Bank	6/2/20	BRL	63,363USD	12,588	(445)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Deutsche Bank	7/17/20	CZK	687,061	USD	27,638$	50
Deutsche Bank	7/17/20	CZK	344,391	USD	13,939	(60)
Goldman Sachs	4/9/20	IDR	591,343,721	USD	36,018	204
Goldman Sachs	4/9/20	KRW	202,833,116	USD	162,377	4,225
Goldman Sachs	4/9/20	TWD	3,013,993	USD	101,151	(1,353)
Goldman Sachs	4/9/20	USD	157,150	KRW	192,603,423	(1,049)
Goldman Sachs	4/9/20	USD	23,055	KRW	26,695,849	1,128
Goldman Sachs	4/9/20	USD	180,295	TWD	5,470,017	(825)
Goldman Sachs	4/9/20	USD	116,172	TWD	3,459,600	1,620
Goldman Sachs	4/17/20	MXN	357,765	USD	15,266	(224)
Goldman Sachs	4/23/20	USD	2,877	ILS	9,913	76
Goldman Sachs	4/24/20	AUD	5,264	USD	3,153	86
Goldman Sachs	4/24/20	JPY	10,544,699	USD	96,492	1,703
Goldman Sachs	4/24/20	USD	8,868	AUD	15,077	(408)
Goldman Sachs	4/24/20	USD	3,395	CAD	4,828	(37)
Goldman Sachs	4/24/20	USD	107,678	JPY	11,784,820	(2,065)
Goldman Sachs	5/22/20	EUR	8,420	USD	9,323	(18)
Goldman Sachs	5/22/20	SEK	457,309	USD	45,037	1,244
Goldman Sachs	5/22/20	USD	13,793	EUR	12,362	132
Goldman Sachs	5/22/20	USD	84,856	SEK	818,885	1,982
Goldman Sachs	6/2/20	USD	17,827	BRL	90,446	493
Goldman Sachs	6/5/20	COP	74,400,742	USD	21,503	(3,274)
Goldman Sachs	6/5/20	THB	345,683	USD	10,641	(105)
Goldman Sachs	6/5/20	USD	132,216	THB	4,185,311	4,649
Goldman Sachs	7/10/20	USD	35,316	IDR	591,343,721	(322)
HSBC Bank	4/9/20	IDR	170,531,804	USD	12,144	(1,698)
HSBC Bank	4/9/20	KRW	45,863,844	USD	39,466	(1,795)
HSBC Bank	4/9/20	KRW	59,818,641	USD	47,970	1,164
HSBC Bank	4/9/20	TWD	5,560,537	USD	187,512	(3,395)
HSBC Bank	4/9/20	TWD	4,887,354	USD	161,611	216
HSBC Bank	4/9/20	USD	8,551	IDR	117,633,929	1,346
HSBC Bank	4/9/20	USD	3,689	INR	270,367	123
HSBC Bank	4/9/20	USD	26,706	KRW	31,042,612	1,209
HSBC Bank	4/9/20	USD	91,856	TWD	2,774,859	(23)
HSBC Bank	4/9/20	USD	116,229	TWD	3,459,600	1,677
HSBC Bank	4/17/20	MXN	31,270	USD	1,661	(346)
HSBC Bank	4/17/20	MXN	349,435	USD	14,304	388
HSBC Bank	4/17/20	RUB	1,471,738	USD	23,095	(4,334)
HSBC Bank	4/17/20	USD	16,063	MXN	372,660	394
HSBC Bank	4/24/20	AUD	107,520	USD	72,355	(6,210)
HSBC Bank	4/24/20	CAD	84,936	USD	63,629	(3,257)
HSBC Bank	4/24/20	JPY	7,257,078	USD	65,957	1,623
HSBC Bank	4/24/20	USD	509	AUD	807	12
HSBC Bank	4/24/20	USD	67,510	CAD	90,581	3,126
HSBC Bank	4/24/20	USD	17,883	JPY	1,957,161	(342)
HSBC Bank	5/22/20	EUR	4,032	USD	4,374	82
HSBC Bank	5/22/20	GBP	14,932	USD	19,174	(608)
HSBC Bank	6/5/20	THB	193,554	USD	5,938	(38)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
HSBC Bank	6/5/20	USD	100,921MYR	427,237$	2,023
HSBC Bank	6/12/20	CNH	932,725USD	131,564	(169)
HSBC Bank	6/12/20	USD	40,441CNH	284,904	305
HSBC Bank	7/10/20	USD	153,735TWD	4,584,635	62
JPMorgan Chase	4/9/20	TWD	222,757USD	7,404	(28)
JPMorgan Chase	4/16/20	RON	26,208USD	5,956	16
JPMorgan Chase	4/16/20	RSD	245,206USD	2,317	(16)
JPMorgan Chase	4/16/20	RSD	267,661USD	2,509	2
JPMorgan Chase	4/17/20	MXN	890,870USD	47,172	(9,716)
JPMorgan Chase	4/17/20	RUB	3,268,419USD	51,664	(9,999)
JPMorgan Chase	4/17/20	USD	74,288MXN	1,775,326	(355)
JPMorgan Chase	4/17/20	USD	47,202MXN	911,933	8,861
JPMorgan Chase	4/17/20	USD	7,273RUB	584,857	(183)
JPMorgan Chase	4/17/20	USD	118,174RUB	8,074,515	15,243
JPMorgan Chase	4/23/20	ILS	4,054USD	1,192	(46)
JPMorgan Chase	4/24/20	CHF	30,563USD	33,163	(1,367)
JPMorgan Chase	4/24/20	JPY	20,854,174USD	188,133	6,067
JPMorgan Chase	4/24/20	USD	110,570AUD	166,773	7,973
JPMorgan Chase	4/24/20	USD	43,787CAD	58,324	2,331
JPMorgan Chase	4/24/20	USD	68,723JPY	7,374,504	49
JPMorgan Chase	5/22/20	EUR	74,892USD	80,897	1,869
JPMorgan Chase	5/22/20	GBP	24,634USD	31,537	(907)
JPMorgan Chase	5/22/20	SEK	7,814USD	832	(41)
JPMorgan Chase	5/22/20	USD	84,354EUR	75,667	732
JPMorgan Chase	5/22/20	USD	83,001GBP	67,177	(525)
JPMorgan Chase	6/5/20	THB	137,764USD	4,221	(22)
JPMorgan Chase	6/5/20	USD	31,142THB	987,914	1,031
JPMorgan Chase	6/12/20	CNH	415,525USD	58,601	(65)
JPMorgan Chase	6/12/20	USD	44,199ZAR	702,433	5,305
Morgan Stanley	4/9/20	INR	1,616,566USD	22,393	(1,072)
Morgan Stanley	4/9/20	TWD	1,479,434USD	49,796	(810)
Morgan Stanley	4/9/20	USD	36,644INR	2,637,305	1,859
Morgan Stanley	4/9/20	USD	63,522KRW	75,461,544	1,540
Morgan Stanley	4/17/20	MXN	536,770USD	22,548	20
Morgan Stanley	4/23/20	ILS	96,642USD	28,062	(752)
Morgan Stanley	4/24/20	AUD	62,900USD	41,315	(2,620)
Morgan Stanley	4/24/20	USD	4,275AUD	7,337	(239)
Morgan Stanley	4/24/20	USD	105,237JPY	11,494,106	(1,799)
Morgan Stanley	5/15/20	PLN	25,285USD	6,629	(519)
Morgan Stanley	5/22/20	SEK	331,020USD	32,362	1,138
Morgan Stanley	5/22/20	USD	31,476GBP	24,399	1,139
Morgan Stanley	6/2/20	BRL	87,228USD	17,016	(299)
Morgan Stanley	6/2/20	USD	28,181BRL	122,987	4,612
Morgan Stanley	6/5/20	USD	27,407CLP	22,282,066	1,328
Morgan Stanley	6/5/20	USD	10,466COP	37,200,371	1,351
Morgan Stanley	6/5/20	USD	31,731THB	1,002,940	1,161
Morgan Stanley	6/12/20	USD	24,592CNH	173,878	97
RBC Dominion Securities	5/15/20	USD	5,845PLN	23,898	70
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Standard Chartered	4/9/20	USD	24,792KRW	28,836,793$	1,106
State Street	4/17/20	USD	23,058MXN	437,757	4,652
State Street	4/24/20	JPY	5,455,274USD	50,728	73
State Street	5/22/20	GBP	21,384USD	27,913	(1,325)
State Street	5/22/20	SEK	327,454USD	31,856	1,283
State Street	5/22/20	USD	276,664EUR	253,569	(3,565)
State Street	6/2/20	BRL	61,697USD	12,029	(205)
State Street	6/2/20	USD	81,694BRL	396,943	5,623
UBS Investment Bank	4/16/20	USD	25,972CZK	647,102	(64)
UBS Investment Bank	4/16/20	USD	12,255CZK	303,875	29
UBS Investment Bank	4/24/20	USD	7,400CHF	7,107	7
UBS Investment Bank	5/22/20	EUR	1,230USD	1,381	(21)
UBS Investment Bank	6/5/20	THB	94,179USD	2,945	(74)
UBS Investment Bank	6/5/20	USD	17,561CLP	14,236,011	899
UBS Investment Bank	6/5/20	USD	4,412THB	138,507	191
UBS Investment Bank	6/12/20	USD	65,456CNH	459,939	663
UBS Investment Bank	7/17/20	CZK	647,102USD	26,025	53
UBS Investment Bank	7/17/20	CZK	303,875USD	12,283	(37)
Net unrealized gain (loss) on open forward
currency exchange contracts					$79,422

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 592 Euro BTP contracts	6/20	92,329$	5,532
Short, 960 Euro BUND contracts	6/20	(182,651)	783
Long, 342 Euro BUXL contracts	6/20	79,173	(1,780)
Long, 547 Government of Australia ten year bond
contracts	6/20	50,675	2,010
Long, 994 Government of Canada ten year bond
contracts	6/20	103,927	(1,233)
Long, 518 Long Gilt contracts	6/20	87,626	(553)
Long, 1,520 Republic of South Korea three year bond
contracts	6/20	139,046	(97)
Short, 1,311 U.S. Treasury Long Bonds contracts	6/20	(234,751)	1,081
Long, 14,576 U. S. Treasury Notes five year contracts	6/20	1,827,238	11,396
Long, 8,163 U. S. Treasury Notes ten year contracts	6/20	1,132,106	(2,774)
Short, 372 Ultra U.S. Treasury Bonds contracts	6/20	(82,538)	(381)
Net payments (receipts) of variation margin to date			(13,302)

Variation margin receivable (payable) on open futures contracts			$682

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$650
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$650+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$121,532		¤	¤ $	192,307
T. Rowe Price Short-Term
Fund	23,053		¤	¤	43,356
					$235,663^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $650 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $235,663.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Dynamic Global Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	2,970,253$	— $	2,970,253
Bank Loans		—	101,577	2,547	104,124
Common Stocks		—	211	—	211
Convertible Preferred Stocks		—	11,397	—	11,397
Short-Term Investments		192,307	—	—	192,307
Securities Lending Collateral		43,356	—	—	43,356
Options Purchased		—	36,124	—	36,124
Total Securities		235,663	3,119,562	2,547	3,357,772
Swaps		—	12,564	—	12,564
Forward Currency Exchange Contracts		—	223,383	—	223,383
Futures Contracts		682	—	—	682
Total		$236,345$	3,355,509$	2,547$	3,594,401
Liabilities
Options Written	$	— $	45,096$	— $	45,096
Swaps		—	38,284	—	38,284
Forward Currency Exchange Contracts		—	143,961	—	143,961
Total	$	— $	227,341$	— $	227,341

1 Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Government Bonds, Non-U.S.
Government Mortgage-Backed Securities, U.S. Treasury Obligations.

T. ROWE PRICE DYNAMIC GLOBAL BOND FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(269,000) for the period ended March 31, 2020.
During the period, transfers out of Level 3 were because observable market data became available for the security.

($000 s)		Gain
	Beginning	(Loss)		Transfers		Ending
	Balance	During	Total	Out of		Balance
	1/1/20	Period	Purchases	Level 3		3/31/20
Investment in Securities
Bank Loans	$20,500$	(269)	$2,816	$(20,500	) $	2,547